Share capital (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares	34,853	62,388
Amount
Balance at beginning of period	$ 266,119
Stock option exercise	20	$ 103
Share issuance under ESPP	304
Balance at end of period	$ 266,514
Common shares
Number of shares
Balance at beginning of period (in shares) | shares	32,857,422	32,630,536
Stock option exercise (in shares) | shares	1,897	62,388
Share issuance under ESPP (in shares) | shares	6,377
Balance at end of period (in shares) | shares	32,865,696	32,692,924
Amount
Balance at beginning of period	$ 266,119
Stock option exercise	34	$ 143
Share issuance under ESPP	361
Balance at end of period	$ 266,514